Equity and Accumulated Other Comprehensive Income - Additional Information (Detail) - USD ($) $ in Billions	1 Months Ended	3 Months Ended
	Feb. 28, 2018	Mar. 31, 2019
Stockholders' Equity Note [Abstract]
Stock repurchase program, number of shares authorized to be repurchased (in shares)		100,000,000
Number of common shares issued from treasury stock (in shares)		3,700,000
Straight Path Communications Inc.
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued related to business acquisition (in shares)	49,000,000
Equity issued related to business acquisition	$ 2.4